Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Disclosure Of Interests In Associates Explanatory
13.1 Details of investments in associates and joint ventures as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1 1	15.19	￦	551	￦	1,279	￦	1,279	Investment finance	Korea
KB GwS Private Securities Investment Trust	26.74		113,880		142,799		141,359	Investment finance	Korea
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66		13,601		16,042		16,042	Investment finance	Korea
KB Star Office Private Real Estate Master Fund No.1	21.05		20,000		20,413		20,066	Investment finance	Korea
Balhae Infrastructure Company 1	12.61		106,107		106,624		106,624	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		17,113		21,351		21,348	Investment finance	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		18,713		16,144	Auto loans	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(18,100)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd.	25.14		440		(5)		—	Research, consulting, and big data	Korea
Paycoms Co., Ltd. 3	11.70		800		72		198	System software publishing	Korea
Food Factory Co., Ltd. 4	22.22		1,000		632		1,281	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		5,950		5,950	Investment finance	Korea
KB Private Equity Fund No.3 1	15.69		—		94		94	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		7,153		7,153	Credit information	Korea
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2	25.00		9,739		9,845		9,845	Investment finance	Korea
Keystone-Hyundai Securities No.1 Private Equity Fund 1	4.49		1,908		1,556		1,556	Investment finance	Korea
KB Social Impact Investment Fund	30.00		3,000		2,874		2,874	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		48,677		45,516		46,213	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		10,375		12,895		12,895	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		16,576		17,630		17,630	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund 2	42.55		26,050		27,513		26,763	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		4,500		4,133		4,133	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		960		960	Investment	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		14,308		16,636		16,636	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		5,795		5,049		5,049	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		17,416		16,999		16,999	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,711		9,711	Investment finance	Korea
All Together Korea Fund No.2 5	99.99		10,000		10,023		10,023	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		5,700		5,611		5,611	Asset management	Korea
JR Global REIT	26.07		215,854		215,854		215,854	Real estate management	Korea
Project Vanilla Co., Ltd.	49.00		2,450		2,151		2,151	Investment finance	Korea
December & Company Inc. 1	17.63		24,849		24,402		24,402	Investment finance	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		547		547	Investment finance	Korea
KB Material and Parts No.1 PEF 1	14.47		3,400		3,371		3,371	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		—		—		—	Investment finance	Korea
Others			2,475		1,004		674

		￦	737,672	￦	757,297	￦	771,435

	December 31, 2021
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1 1	15.19	￦	259	￦	1,622	￦	1,622	Investment finance	Korea
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66		8,801		11,789		11,789	Investment finance	Korea
KB Star Office Private Real Estate Master Fund No.1	21.05		20,000		26,240		26,240	Investment finance	Korea
Balhae Infrastructure Company 1	12.61		105,924		99,785		99,785	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		12,343		22,921		22,921	Investment finance	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		19,835		18,222	Auto loans	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(19,481)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd.	25.14		440		(147)		—	Research, consulting, and big data	Korea
Paycoms Co., Ltd. 3	11.05		800		181		525	System software publishing	Korea
Food Factory Co., Ltd. 4	22.22		1,000		633		1,320	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		5,628		5,628	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		4,497		4,497	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		4,282		4,282	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		45,557		48,201		48,898	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		2,776		5,413		5,413	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		14,280		16,828		16,828	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund 2	42.55		25,250		29,669		28,919	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		4,999		4,146		4,146	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		959		959	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		21,641		21,948		21,948	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		5,795		4,680		4,680	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		21,375		20,972		20,972	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,604		9,604	Investment finance	Korea
All Together Korea Fund No.2 5	99.99		10,000		10,070		10,070	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		13,392		15,254		15,254	Asset management	Korea
Project Vanilla Co., Ltd.	49.00		2,450		525		525	Investment finance	Korea
December & Company Inc. 1	16.78		25,330		9,054		21,388	Investment finance	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		618		618	Investment finance	Korea
KB Material and Parts No.1 PEF 1	14.47		3,400		3,343		3,343	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		8,375		8,067		8,067	Investment finance	Korea
KB Bio Private Equity No.3 Ltd. 1	12.20		10,000		9,950		9,950	Investment finance	Korea
G payment Joint Stock Company	43.84		9,029		3,175		9,350	Investment advisory and securities trading	Vietnam
498 Seventh Owners LLC 6	49.90		166,851		—		—	Real estate investment	United States
Smart Korea KB Future9-Sejong Venture Fund	38.46		1,000		962		962	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.50		5,600		5,503		5,554	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	88.23		1,800		1,800		1,800	Investment finance	Korea
Paramark KB Fund No.1	20.69		2,040		1,850		1,850	Investment finance	Korea
Others			2,475		81		789

		￦	598,590	￦	410,457	￦	448,718

1
As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.

2
In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative
members; the Group has applied the equity method as the Group cannot control the investee by itself.

3	The ownership of Paycoms Co., Ltd. would be 22.96 % and 21.84 % as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
4	The ownership of Food Factory Co., Ltd. would be 30.00 % and 30.00 % as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
5	As of December 31, 2020 and 2021, the Group participates in the investment management committee but cannot exercise control.
6	The investment was classified as assets of a disposal group held for sale as of December 31, 2021.

Disclosure Of Reconciliation Of Summarised Financial Information Of Associate Accounted For Using Equity Method To Carrying Amount Of Interest In Associate Explanatory
13.2 Condensed financial information, adjustments to the carrying amount, and dividend from major investments in associates and joint ventures as of and for the years ended December 31, 2020 and 2021, are as follows:

	December 31, 2020 *
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	8,423	￦	3	￦	5,940	￦	8,420	￦	1,279	￦	—	￦	1,279
KB GwS Private Securities Investment Trust		534,764		741		425,814		534,023		142,799		(1,440)		141,359
KB-KDBC Pre-IPO New Technology Business Investment Fund		24,655		592		20,400		24,063		16,042		—		16,042
KB Star Office Private Real Estate Master Fund No.1		231,018		122,298		95,000		108,720		20,413		(347)		20,066
Balhae Infrastructure Company		847,758		1,870		841,784		845,888		106,624		—		106,624
Aju Good Technology Venture Fund		57,776		2,265		44,500		55,511		21,351		(3)		21,348
SY Auto Capital Co., Ltd.		89,462		51,272		20,000		38,190		18,713		(2,569)		16,144
Incheon Bridge Co., Ltd.		579,386		700,133		61,096		(120,747)		(18,100)		18,100		—
Big Dipper Co., Ltd.		285		306		1,750		(21)		(5)		5		—
Paycoms Co., Ltd.		2,690		2,073		855		617		72		126		198
Food Factory Co., Ltd.		7,613		4,767		450		2,846		632		649		1,281
KBSP Private Equity Fund No.4		39,795		—		40,800		39,795		5,950		—		5,950
KB Private Equity Fund No.3		1,132		533		—		599		94		—		94
Korea Credit Bureau Co., Ltd.		117,077		37,599		10,000		79,478		7,153		—		7,153
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2		42,585		3,205		38,960		39,380		9,845		—		9,845
Keystone-Hyundai Securities No.1 Private Equity Fund		178,848		132,123		42,837		46,725		1,556		—		1,556
KB Social Impact Investment Fund		9,585		4		10,000		9,581		2,874		—		2,874
KB-Solidus Global Healthcare Fund		106,215		1,179		75,600		105,036		45,516		697		46,213
POSCO-KB Shipbuilding Fund		41,807		541		33,200		41,266		12,895		—		12,895
KB-TS Technology Venture Private Equity Fund		34,972		3,490		29,600		31,482		17,630		—		17,630
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		64,968		313		62,980		64,655		27,513		(750)		26,763
KB-SJ Tourism Venture Fund		22,327		6		24,300		22,321		4,133		—		4,133
UNION Media Commerce Fund		3,318		7		3,450		3,311		960		—		960
KB-Stonebridge Secondary Private Equity Fund		114,712		496		98,235		114,216		16,636		—		16,636
KB SPROTT Renewable Private Equity Fund No.1		13,896		497		15,376		13,399		5,049		—		5,049

	December 31, 2020 *
	Total assets	Total liabilities	Paid-in capital	Equity	Share of net asset amount	Unrealized gains (losses) and others	Consolidated carrying amount
	(In millions of Korean won)
KB-UTC Inno-Tech Venture Fund	38,585	207	39,319	38,378	16,999	—	16,999
WJ Private Equity Fund No.1	36,197	170	37,100	36,027	9,711	—	9,711
All Together Korea Fund No.2	10,025	1	10,001	10,024	10,023	—	10,023
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	47,607	850	47,500	46,757	5,611	—	5,611
JR Global REIT	1,859,214	1,043,068	165,600	816,146	215,854	—	215,854
Project Vanilla Co., Ltd.	4,445	132	5,000	4,313	2,151	—	2,151
December & Company Inc.	68,173	3,305	35,441	64,868	24,402	—	24,402
2020 KB Fintech Renaissance Fund	10,841	5	10,900	10,836	547	—	547
KB Material and Parts No.1 PEF	23,296	—	23,500	23,296	3,371	—	3,371
FineKB Private Equity Fund No.1	—	77	—	(77)	—	—	—

	2020*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,942	￦	1,053	￦	—	￦	1,053	￦	—
KB GwS Private Securities Investment Trust		48,501		47,520		—		47,520		9,525
KB-KDBC Pre-IPO New Technology Business Investment Fund		5,151		4,421		—		4,421		—
KB Star Office Private Real Estate Master Fund No.1		2,392		1,076		—		1,076		—
Balhae Infrastructure Company		63,781		89,757		—		89,757		6,973
Aju Good Technology Venture Fund		8,685		2,815		—		2,815		—
SY Auto Capital Co., Ltd.		17,404		2,057		(49)		2,008		—
Incheon Bridge Co., Ltd.		70,345		(23,200)		—		(23,200)		—
Big Dipper Co., Ltd.		942		(305)		—		(305)		—
Paycoms Co., Ltd.		1,391		505		—		505		—
Food Factory Co., Ltd.		9,282		407		—		407		—
KBSP Private Equity Fund No.4		2		306		—		306		—
KB Private Equity Fund No.3		—		15,442		—		15,442		2,082
Korea Credit Bureau Co., Ltd.		107,810		13,391		—		13,391		89
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2		1,629		626		—		626		—
Keystone-Hyundai Securities No.1 Private Equity Fund		16,586		(1,536)		—		(1,536)		—
KB Social Impact Investment Fund		8		(301)		—		(301)		—
KB-Solidus Global Healthcare Fund		6,435		(12,655)		—		(12,655)		—
POSCO-KB Shipbuilding Fund		12,842		10,154		—		10,154		—
KB-TS Technology Venture Private Equity Fund		5,342		4,051		—		4,051		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		5,257		3,013		—		3,013		—
KB-SJ Tourism Venture Fund		—		(689)		—		(689)		—
UNION Media Commerce Fund		—		(3)		—		(3)		—
KB-Stonebridge Secondary Private Equity Fund		20,068		17,842		—		17,842		—
KB SPROTT Renewable Private Equity Fund No.1		1		(991)		—		(991)		—
KB-UTC Inno-Tech Venture Fund		—		(866)		—		(866)		—
WJ Private Equity Fund No.1		2		(1,073)		—		(1,073)		—
All Together Korea Fund No.2		187		150		—		150		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		2,901		(743)		—		(743)		—
JR Global REIT		—		—		—		—		—
Project Vanilla Co., Ltd.		—		(611)		—		(611)		—
December & Company Inc.		756		(2,469)		—		(2,469)		—
2020 KB Fintech Renaissance Fund		1		(64)		—		(64)		—
KB Material and Parts No.1 PEF		—		(204)		—		(204)		—
FineKB Private Equity Fund No.1		—		(77)		—		(77)		—

	December 31, 2021*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	10,678	￦	3	￦	4,015	￦	10,675	￦	1,622	￦	—	￦	1,622
KB-KDBC Pre-IPO New Technology Business Investment Fund		18,069		385		13,200		17,684		11,789		—		11,789
KB Star Office Private Real Estate Master Fund No.1		247,259		122,620		95,000		124,639		26,240		—		26,240
Balhae Infrastructure Company		853,961		62,336		840,323		791,625		99,785		—		99,785
Aju Good Technology Venture Fund		64,303		4,703		32,100		59,600		22,921		—		22,921
SY Auto Capital Co., Ltd.		88,144		47,665		20,000		40,479		19,835		(1,613)		18,222
Incheon Bridge Co., Ltd.		560,570		690,530		61,096		(129,960)		(19,481)		19,481		—
Big Dipper Co., Ltd.		143		748		1,750		(605)		(147)		147		—
Paycoms Co., Ltd.		3,597		1,960		855		1,637		181		344		525
Food Factory Co., Ltd.		8,332		5,482		450		2,850		633		687		1,320
KBSP Private Equity Fund No.4		37,646		5		40,800		37,641		5,628		—		5,628
Korea Credit Bureau Co., Ltd.		128,297		78,328		10,000		49,969		4,497		—		4,497
KB Social Impact Investment Fund		14,431		157		15,000		14,274		4,282		—		4,282
KB-Solidus Global Healthcare Fund		112,358		1,126		68,400		111,232		48,201		697		48,898
POSCO-KB Shipbuilding Fund		17,754		432		8,880		17,322		5,413		—		5,413
KB-TS Technology Venture Private Equity Fund		35,279		5,228		25,500		30,051		16,828		—		16,828
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		69,943		221		61,100		69,722		29,669		(750)		28,919
KB-SJ Tourism Venture Fund		22,947		557		27,000		22,390		4,146		—		4,146
UNION Media Comm e rce Fund		3,318		10		3,450		3,308		959		—		959
KB-Stonebridge Secondary Private Equity Fund		151,004		316		148,587		150,688		21,948		—		21,948
KB SPROTT Renewable Private Equity Fund No.1		13,886		1,467		15,376		12,419		4,680		—		4,680
KB-UTC Inno-Tech Venture Fund		47,848		497		48,260		47,351		20,972		—		20,972
WJ Private Equity Fund No.1		35,799		170		37,100		35,629		9,604		—		9,604
All Together Korea Fund No.2		10,073		1		10,002		10,072		10,070		—		10,070
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		127,960		844		111,600		127,116		15,254		—		15,254
Project Vanilla Co., Ltd.		1,283		211		5,000		1,072		525		—		525
December & Company Inc.		71,219		17,276		37,241		53,943		9,054		12,334		21,388
2020 KB Fintech Renaissance Fund		12,252		5		10,900		12,247		618		—		618
KB Material and Parts No.1 PEF		23,104		—		23,500		23,104		3,343		—		3,343
FineKB Private Equity Fund No.1		32,583		315		33,500		32,268		8,067		—		8,067
KB Bio Private Equity No.3 Ltd.		81,691		101		82,000		81,590		9,950		—		9,950
G payment Joint Stock Company		7,797		557		2,950		7,240		3,175		6,175		9,350
Smart Korea KB Future9-Sejong Venture Fund		2,581		81		2,600		2,500		962		—		962
KB-KTB Technology Venture Fund		11,008		101		11,000		10,907		5,503		51		5,554
KB-SOLIDUS Healthcare Investment Fund		2,040		—		2,040		2,040		1,800		—		1,800
Paramark KB Fund No.1		8,943		3		9,860		8,940		1,850		—		1,850
	2021*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	4,594	￦	4,180	￦	—	￦	4,180	￦	—
KB-KDBC Pre-IPO New Technology Business Investment Fund		530		120		—		120		—
KB Star Office Private Real Estate Master Fund No.1		18		(127)		—		(127)		963
Balhae Infrastructure Company		97,833		19,559		—		19,559		9,121
Aju Good Technology Venture Fund		22,486		15,407		—		15,407		—
SY Auto Capital Co., Ltd.		14,316		2,193		104		2,297		—
Incheon Bridge Co., Ltd.		84,068		(16,219)		—		(16,219)		—
Big Dipper Co., Ltd.		939		(583)		—		(583)		—
Paycoms Co., Ltd.		1,515		857		—		857		—
Food Factory Co., Ltd.		8,853		354		—		354		—
KBSP Private Equity Fund No.4		(1,358)		(2,154)		—		(2,154)		—
Korea Credit Bureau Co., Ltd.		128,150		(27,327)		—		(27,327)		90
KB Social Impact Investment Fund		7		(306)		—		(306)		—
KB-Solidus Global Healthcare Fund		18,782		13,396		—		13,396		—
POSCO-KB Shipbuilding Fund		1,880		376		—		376		—
KB-TS Technology Venture Private Equity Fund		2,094		(1,151)		—		(1,151)		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		14,244		8,495		—		8,495		—
KB-SJ Tourism Venture Fund		170		(2,631)		—		(2,631)		—
UNION Media Commerce Fund		—		(3)		—		(3)		—
KB-Stonebridge Secondary Private Equity Fund		55,572		54,053		—		54,053		9,895
KB SPROTT Renewable Private Equity Fund No.1		—		(983)		—		(983)		—
KB-UTC Inno-Tech Venture Fund		1,080		32		—		32		—
WJ Private Equity Fund No.1		291		(398)		—		(398)		—
All Together Korea Fund No.2		53		47		—		47		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		20,594		16,252		—		16,252		—
Project Vanilla Co., Ltd.		—		(3,231)		—		(3,231)		—
December & Company Inc.		3,982		(20,767)		—		(20,767)		—
2020 KB Fintech Renaissance Fund		1,566		1,411		—		1,411		—
KB Material and Parts No.1 PEF		451		42		—		42		34
FineKB Private Equity Fund No.1		2		(1,155)		—		(1,155)		—
KB Bio Private Equity No.3 Ltd.		4		(410)		—		(410)		—
G payment Joint Stock Company		819		(762)		—		(762)		—
Smart Korea KB Future9-Sejong Venture Fund		2		(100)		—		(100)		—
KB-KTB Technology Venture Fund		8		(93)		—		(93)		—
KB-SOLIDUS Healthcare Investment Fund		—		—		—		—		—
Paramark KB Fund No.1		—		(920)		—		(920)		—

*
The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.

Schedule Of Changes Investments In Associates
13.3 Changes in carrying amount of investments in associates and joint ventures for the years ended December 31, 2020 and 2021, are as follows:

	2020 1
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Ending

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,705	￦	—	￦	(586)	￦	—	￦	160	￦	—	￦	1,279
KB GwS Private Securities Investment Trust		136,168		—		—		(9,525)		14,716		—		141,359
KB-KDBC Pre-IPO New Technology Business Investment Fund		18,988		—		(6,399)		—		3,453		—		16,042
KB Star Office Private Real Estate Master Fund No.1		19,839		—		—		—		227		—		20,066
PT Bank KB Bukopin Tbk 2		121,381		43,909		(54,069)		—		(107,258)		(3,963)		—
Balhae Infrastructure Company		101,391		893		—		(6,973)		11,313		—		106,624
Aju Good Technology Venture Fund		23,016		—		(2,885)		—		1,217		—		21,348
SY Auto Capital Co., Ltd.		12,725		—		—		—		3,422		(3)		16,144
Incheon Bridge Co., Ltd.		—		—		—		—		—		—		—
Big Dipper Co., Ltd.		125		—		—		—		(125)		—		—
Paycoms Co., Ltd.		45		—		—		—		153		—		198
Food Factory Co., Ltd.		1,000		—		—		—		247		34		1,281
KBSP Private Equity Fund No.4		5,904		—		—		—		46		—		5,950
KB Private Equity Fund No.3		7,754		—		(8,000)		(2,082)		2,422		—		94
Korea Credit Bureau Co., Ltd.		5,991		—		—		(89)		1,251		—		7,153
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2		13,616		—		(3,231)		—		(540)		—		9,845
Keystone-Hyundai Securities No.1 Private Equity Fund		1,625		—		—		—		(69)		—		1,556
KB Social Impact Investment Fund		1,465		1,500		—		—		(91)		—		2,874
KB-Solidus Global Healthcare Fund		45,718		10,920		(4,940)		—		(5,485)		—		46,213
POSCO-KB Shipbuilding Fund		6,847		5,000		(2,125)		—		3,173		—		12,895
KB-TS Technology Venture Private Equity Fund		19,731		2,240		(5,488)		—		1,232		(85)		17,630
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		19,752		8,000		(3,200)		—		2,211		—		26,763
KB-SJ Tourism Venture Fund		2,761		1,500		—		—		(128)		—		4,133
UNION Media Commerce Fund		961		—		—		—		(1)		—		960
KB-Stonebridge Secondary Private Equity Fund		4,944		9,093		—		—		2,599		—		16,636
KB SPROTT Renewable Private Equity Fund No.1		1,295		4,128		—		—		(374)		—		5,049
KB-UTC Inno-Tech Venture Fund		417		16,966		—		—		(384)		—		16,999
WJ Private Equity Fund No.1		—		10,000		—		—		(289)		—		9,711
All Together Korea Fund No.2		—		100,000		(90,000)		—		150		(127)		10,023
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		—		5,700		—		—		(89)		—		5,611
JR Global REIT		—		219,493		(3,639)		—		—		—		215,854
Project Vanilla Co., Ltd.		—		2,450		—		—		(299)		—		2,151
December & Company Inc.		—		30,000		(5,151)		—		(447)		—		24,402
2020 KB Fintech Renaissance Fund		—		550		—		—		(3)		—		547
KB Material and Parts No.1 PEF		—		3,400		—		—		(29)		—		3,371
FineKB Private Equity Fund No.1		—		—		—		—		—		—		—
Others		23,076		40,000		(61,862)		—		(899)		359		674

	￦	598,240	￦	515,742	￦	(251,575)	￦	(18,669)	￦	(68,518)	￦	(3,785)	￦	771,435

	2021 1
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Ending

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,279	￦	—	￦	(292)	￦	—	￦	635	￦	—	￦	1,622
KB GwS Private Securities Investment Trust		141,359		—		(141,359)		—		—		—		—
KB-KDBC Pre-IPO New Technology Business Investment Fund		16,042		—		(4,800)		—		547		—		11,789
KB Star Office Private Real Estate Master Fund No.1		20,066		—		—		(963)		7,137		—		26,240
Balhae Infrastructure Company		106,624		280		(463)		(9,121)		2,465		—		99,785
Aju Good Technology Venture Fund		21,348		—		(4,770)		—		6,343		—		22,921
SY Auto Capital Co., Ltd.		16,144		—		—		—		2,027		51		18,222
Incheon Bridge Co., Ltd.		—		—		—		—		—		—		—
Big Dipper Co., Ltd.		—		—		—		—		—		—		—
Paycoms Co., Ltd.		198		—		—		—		327		—		525
Food Factory Co., Ltd.		1,281		—		—		—		7		32		1,320
KBSP Private Equity Fund No.4		5,950		—		—		—		(322)		—		5,628
KB Private Equity Fund No.3		94		—		(13)		(81)		—		—		—
Korea Credit Bureau Co., Ltd.		7,153		—		—		(90)		(2,566)		—		4,497
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2		9,845		—		(9,725)		(2,120)		2,000		—		—
Keystone-Hyundai Securities No.1 Private Equity Fund		1,556		—		(1,044)		(512)		—		—		—
KB Social Impact Investment Fund		2,874		1,500		—		—		(92)		—		4,282
KB-Solidus Global Healthcare Fund		46,213		—		(3,120)		—		5,805		—		48,898
POSCO-KB Shipbuilding Fund		12,895		—		(7,599)		—		117		—		5,413
KB-TS Technology Venture Private Equity Fund		17,630		3,080		(5,376)		—		1,494		—		16,828
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		26,763		10,000		(10,800)		—		2,956		—		28,919
KB-SJ Tourism Venture Fund		4,133		499		—		—		(486)		—		4,146
UNION Media Commerce Fund		960		—		—		—		(1)		—		959
KB-Stonebridge Secondary Private Equity Fund		16,636		13,257		(5,924)		(9,895)		7,874		—		21,948
KB SPROTT Renewable Private Equity Fund No.1		5,049		—		—		—		(369)		—		4,680
KB-UTC Inno-Tech Venture Fund		16,999		5,085		(1,126)		—		14		—		20,972
WJ Private Equity Fund No.1		9,711		—		—		—		(107)		—		9,604
All Together Korea Fund No.2		10,023		—		—		—		47		—		10,070
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		5,611		7,692		—		—		1,951		—		15,254
JR Global REIT		215,854		—		(209,250)		(6,604)		—		—		—
Project Vanilla Co., Ltd.		2,151		—		—		—		(1,626)		—		525
December & Company Inc.		24,402		481		—		—		(3,507)		12		21,388
2020 KB Fintech Renaissance Fund		547		—		—		—		71		—		618
KB Material and Parts No.1 PEF		3,371		—		—		(34)		6		—		3,343
FineKB Private Equity Fund No.1		—		8,375		—		—		(308)		—		8,067
KB Bio Private Equity No.3 Ltd.		—		10,000		—		—		(50)		—		9,950
K The 15th REIT Co., Ltd.		—		8,600		(8,600)		—		—		—		—
G payment Joint Stock Company		—		9,684		—		—		(334)		—		9,350
498 Seventh Owners LLC 3		—		172,907		(169,424)		(3,483)		—		—		—
Smart Korea KB Future9-Sejong Venture Fund		—		1,000		—		—		(38)		—		962
KB-KTB Technology Venture Fund		—		5,601		—		—		(47)		—		5,554
KB-SOLIDUS Healthcare Investment Fund		—		1,800		—		—		—		—		1,800
Paramark KB Fund No.1		—		2,040		—		—		(190)		—		1,850
Others		674		—		—		—		(303)		418		789

	￦	771,435	￦	261,881	￦	(583,685)	￦	(32,903)	￦	31,477	￦	513	￦	448,718

1	Gains on disposal of investments in associates and joint ventures amount to ￦ 24,768 million ￦ 62,048 million for the years ended December 31, 2020 and 2021, respectively.
2	The investment was reclassified from associates to subsidiaries during the year ended December 31, 2020 due to additional share purchase.
3	The investment was classified as assets of a disposal group held for sale as of December 31, 2021.

Schedule Of Accumulated Unrecognized Share Of Losses Investment In Associates
13.4 Unrecognized share of losses of investments in associates and joint ventures due to the discontinuation of recognizing share of losses, for the years ended December 31, 2020 and 2021, and accumulated amount of unrecognized losses as of December 31, 2020 and 2021, are as follows:

	Unrecognized losses for the period				Accumulated unrecognized losses
	2020		2021		December 31, 2020		December 31, 2021

	(In millions of Korean won)
DSMETAL Co., Ltd.	￦	—	￦	38	￦	65	￦	103
Incheon Bridge Co., Ltd.		3,354		1,381		18,100		19,481
Jungdong Steel Co., Ltd.		—		—		489		489
DPAPS Co., Ltd.		19		—		358		—
Shinla Construction Co., Ltd.		—		—		183		183
Jaeyang Industry Co., Ltd.		—		—		30		30
Terra Corporation		—		—		14		14
Jungdo Co., Ltd.		151		239		312		551
Jinseung Tech Co., Ltd.		—		12		21		33
Korea NM Tech Co., Ltd.		—		—		28		28
Chongil Machine & Tools Co., Ltd.		—		49		19		68
Skydigital Inc.		—		68		106		174
Imt Technology Co., Ltd.		3		(3)		3		—
Jo Yang Industrial Co., Ltd.		96		9		96		105
IDTECK Co., Ltd.		216		(72)		216		144
MJT&I Corp.		—		152		—		152
Dae-A Leisure Co., Ltd.		—		202		—		202
Il-Kwang Electronic Materials Co., Ltd.		—		160		—		160
Inter Shipping Co., Ltd.		—		117		—		117

	￦	3,839	￦	2,352	￦	20,040	￦	22,034